Interest-Bearing Loans and Borrowings - Summary of Finance Lease Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease liabilities [Line Items]
Payments	$ 301	$ 346
Interests	88	112
Principal	213	234
Less than 1 year [Member]
Disclosure of finance lease liabilities [Line Items]
Payments	42	45
Interests	15	19
Principal	27	26
1-2 years [Member]
Disclosure of finance lease liabilities [Line Items]
Payments	42	43
Interests	13	16
Principal	29	27
2-3 years [member]
Disclosure of finance lease liabilities [Line Items]
Payments	31	44
Interests	11	13
Principal	20	31
3-5 years [member]
Disclosure of finance lease liabilities [Line Items]
Payments	40	70
Interests	17	24
Principal	23	46
Greater than 5 years [Member]
Disclosure of finance lease liabilities [Line Items]
Payments	146	144
Interests	32	40
Principal	$ 114	$ 104